CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 13,454	$ 13,346	$ 1,058
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	942	3,239	(512)
Total comprehensive income	14,396	16,585	546
Less: comprehensive income attributable to non-controlling interests	325	29	59
Comprehensive income attributable to LightInTheBox Holding Co., Ltd.	$ 14,071	$ 16,556	$ 487